UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Ramirez Government Money Market Fund
Retail Class | RMZXX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$20[1]	0.42%
1	Expense Ratio is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$298,683,645
Number of Holdings	15
Weighted Average Maturity	25.23 days
Weighted Average Life	95.84 days
Visit https://www.ramirezam.com/Funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a percentage of net assets of March 31, 2025)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ramirezam.com/Funds.
Ramirez Government Money Market Fund	PAGE 1	TSR-SAR-00777X405

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ramirez Asset Management documents not be householded, please contact Ramirez Asset Management at 1-888-472-3102, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ramirez Asset Management or your financial intermediary.
Ramirez Government Money Market Fund	PAGE 2	TSR-SAR-00777X405

Ramirez Government Money Market Fund
Institutional Class | RAMXX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$9[1]	0.17%
1	Expense Ratio is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$298,683,645
Number of Holdings	15
Weighted Average Maturity	25.23 days
Weighted Average Life	95.84 days
Visit https://www.ramirezam.com/Funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a percentage of net assets of March 31, 2025)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ramirezam.com/Funds.
Ramirez Government Money Market Fund	PAGE 1	TSR-SAR-00777X504

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ramirez Asset Management documents not be householded, please contact Ramirez Asset Management at 1-888-472-3102, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ramirez Asset Management or your financial intermediary.
Ramirez Government Money Market Fund	PAGE 2	TSR-SAR-00777X504

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

RAMIREZ FUNDS
RAMIREZ GOVERNMENT MONEY MARKET FUND
Retail Class (RMZXX)
Institutional Class (RAMXX)
Semiannual Financial Statements
March 31, 2025

Ramirez Government Money Market Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Security	Principal Amount	Value
U.S. Government & Agency Obligations - 99.9%
U.S. Government Agency Issues(a) - 10.1%
Federal Farm Credit Banks Funding Corp, 4.435% (SOFR + 0.095%), 2/12/2027	$10,000,000	$10,000,000
Federal Home Loan Banks
4.465% (SOFR + 0.105%), 2/19/2027	10,000,000	10,000,000
4.465% (SOFR + 0.105%), 3/9/2027	10,000,000	10,000,000
Total U.S. Government Agency Issues (Cost $30,000,000)		30,000,000
U.S. Government Agency Repurchase Agreements - 67.6%
Bank of America Securities Inc.
4.360%, dated 3/31/2025, matures 4/1/2025, repurchase price $43,005,208 (Collateralized by U.S. Government Agency securities: 3.50% to 4.50%: 10/1/45 to 5/20/53: Total Market Value $43,000,001)	43,000,000	43,000,000
4.360%, dated 3/31/2025, matures 4/7/2025, repurchase price $25,021,194 (Collateralized by U.S. Government Agency securities: 0.00% to 9.00%: 9/15/26 to 5/1/54: Total Market Value $25,000,001)(b)	25,000,000	25,000,000
BNP Paribas Securities Corp. Repurchase Agreement, 4.380%, dated 3/31/2025, matures 4/1/2025, repurchase price $20,002,433 (Collateralized by U.S. Government Agency securities: 2.50% to 6.50%: 10/1/47 to 3/1/55: Total Market Value $20,000,001)	20,000,000	20,000,000
Goldman Sachs & Co. LLC Repurchase Agreement, 4.370%, dated 3/31/2025, matures 4/1/2025, repurchase price $45,005,463 (Collateralized by U.S. Government Agency securities: 3.50% to 7.00%: 8/20/35 to 3/20/55: Total Market Value $45,000,001)	45,000,000	45,000,000
J.P. Morgan Securities LLC
4.370%, dated 3/31/2025, matures 4/1/2025, repurchase price $44,005,341 (Collateralized by U.S. Government Agency securities: 2.00% to 3.50%: 6/1/36 to 4/1/52: Total Market Value $44,000,001)	44,000,000	44,000,000

Security	Principal Amount	Value
4.370%, dated 3/31/2025, matures 4/7/2025, repurchase price $25,21,194 (Collateralized by U.S. Government Agency securities: 2.00% to 7.00%: 2/1/39 to 11/1/54: Total Market Value $25,000,001)(b)	$25,000,000	$25,000,000
Total U.S. Government Agency Repurchase Agreements (Cost $202,000,000)		202,000,000
U.S. Treasury Debt - 22.2%(c)
United States Treasury Bill
4.360%, 4/8/2025	10,120,000	10,111,655
4.323%, 6/5/2025	10,630,000	10,549,821
4.298%, 7/17/2025	4,650,000	4,592,644
4.360%, 8/21/2025	21,310,000	20,956,250
4.243%, 8/28/2025	20,540,000	20,191,363
Total U.S. Treasury Debt (Cost $66,401,733)		66,401,733
Total U.S. Government & Agency Obligations (Cost $298,401,733)		298,401,733
Total Investments - 99.9% (Cost $298,401,733)		$298,401,733
U.S. Bank Money Market Deposit Account (MMDA) - 0.0%(d)(e)		120,404
Other Assets in Excess of Liabilities - 0.1%		161,508
Total Net Assets - 100.0%		$298,683,645

Notes:
(a)	Variable Rate Security - The rate shown is the rate in affect as of March 31, 2025.
(b)	The maturity shown represents the next put date.
(c)	Zero coupon security. Rate disclosed is the yield of the position.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Ramirez Government Money Market Fund
Statement of Assets and Liabilities
For the Six Months Ended March 31, 2025 (Unaudited)

Assets:
Investments in securities at cost(a)	$298,401,733
Investments in securities at value	96,401,733
Repurchase agreements at value	202,000,000
Cash - Interest Bearing Deposit	129,527
Receivable for Fund shares sold	166,985
Receivable from Investment Advisor	9,174
Dividends and interest receivable	345,583
Prepaid expenses	36,371
Total assets	299,089,373
Liabilities:
Payable for Fund shares repurchased	191
Distribution to shareholders	184,854
Accrued other expenses (Note 6)	220,683
Total liabilities	405,728
Net Assets	$298,683,645
Components of Net Assets:
Paid-in capital	$298,686,921
Total accumulated loss	(3,276)
Net Assets	$ 298,683,645
Retail Class:
Net Assets	$1,795,615
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,801,683
Net Asset Value, Redemption Price and Offering Price Per Share	$1.00
Institutional Class:
Net Assets	$295,843,194
Shares Issued and Outstanding (unlimited shares authorized, no par value)	296,885,238
Net Asset Value, Redemption Price and Offering Price Per Share	$1.00

(a)	Includes repurchase agreements.
The accompanying notes are an integral part of these financial statements.

2

Ramirez Government Money Market Fund
Statement of Operations
For the Six-Month Period Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$ 7,257,882
Total investment income	7,257,882
EXPENSES:
Advisory fees (Note 3)	317,762
Administration and fund accounting fees (Note 3)	88,316
Transfer agent fees and expenses (Note 3 & Note 6)	46,861
Registration fees	45,977
Audit fees	13,022
Custody fees (Note 3)	11,786
Legal fees	10,872
Trustees’ fees (Note 3)	6,626
Shareholder reporting fees	5,308
Compliance fees (Note 3)	5,258
Miscellaneous	5,140
Insurance fees	4,436
Distribution fees (Note 6)	2,322
Total expenses	563,686
Expenses waived and reimbursed by the Advisor (Note 3)	(291,299)
Net expenses	272,387
Net investment income	6,985,495
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(14,500)
Net realized and unrealized loss on investments	(14,500)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,970,995

The accompanying notes are an integral part of these financial statements.

3

Ramirez Government Money Market Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Period December 18, 2023* through September 30, 2024
Increase in Net Assets from:
OPERATIONS:
Net investment income	$6,985,495	$9,350,380
Net realized gain (loss)	(14,500)	11,224
Net increase in net assets resulting from operations	6,970,995	9,361,604
DISTRIBUTIONS TO SHAREHOLDERS:
Retail Class	(38,600)	(14,846)
Institutional Class	(6,946,895)	(9,335,534)
Total distributions to shareholders	(6,985,495)	(9,350,380)
CAPITAL TRANSACTIONS:
Net proceeds from shares sold
Retail Class	577,346	1,373,821
Institutional Class	72,649,334	369,095,453
Reinvestment of distributions
Retail Class	43,574	9,941
Institutional Class	7,057,671	8,210,364
Cost of shares repurchased
Retail Class	(203,000)	—
Institutional Class	(84,150,234)	(75,977,349)
Net increase (decrease) in net assets from capital transactions	(4,025,309)	302,712,230
Total increase (decrease) in net assets	(4,039,809)	302,723,454
NET ASSETS:
Beginning of period	302,723,454	—
End of period	$298,683,645	$302,723,454
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Retail Class	577,346	1,373,821
Institutional Class	72,649,334	369,095,453
Shares reinvested:
Retail Class	43,574	9,941
Institutional Class	7,057,671	8,210,364
Shares repurchased:
Retail Class	(203,000)	—
Institutional Class	(84,150,234)	(75,977,349)
Net increase (decrease) in shares outstanding	(4,025,309)	302,712,230

*	Inception date
The accompanying notes are an integral part of these financial statements.

4

Ramirez Government Money Market Fund
Financial Highlights
Retail Class
For a capital share outstanding throughout the period

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Period December 18, 2023* through September 30, 2024
Net asset value, beginning of period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.04
Net realized and unrealized gain on investments	0.00(1)	0.00(1)
Total gain from investment operations	0.02	0.04
LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.04)
Total distributions	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00
Total return(2)(3)	2.09%	3.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,796	$1,384
Ratios to average net assets
Gross expenses(5)	0.65%	0.66%
Net Expenses(4)(5)	0.42%	0.43%
Net investment income(5)	4.17%	4.83%

*	Inception date.
[1]	Represents Less than 0.05% of net assets.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Assumes reinvestment of all distributions. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Not annualized.
[4]
The advisor has agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.42% of the average net assets of Retail Class of shares. See Note 3. This expense limitation arrangement cannot be terminated prior to January 31, 2026 without the Board of Trustees’ consent. See Note 3.

[5]	Annualized.
The accompanying notes are an integral part of these financial statements.

5

Ramirez Government Money Market Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout the period

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Period December 18, 2023* through September 30, 2024
Net asset value, beginning of period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.04
Net realized and unrealized gain on investments	0.00(1)	(1.00)(1)
Total gain from investment operations	0.02	(0.96)
LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.04)
Total distributions	(0.02)	(0.04)
Net asset value, end of period	$1.00	$—
Total return(2)(3)	2.22%	4.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$295,843	$301,340
Ratios to average net assets
Gross expenses(5)	0.35%	0.43%
Net Expenses(4)(5)	0.17%	0.20%
Net investment income(5)	4.41%	5.16%

*	Inception date.
[1]	Represents Less than 0.05% of net assets.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Assumes reinvestment of all distributions. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Not annualized.
[4]
The advisor has agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.17% of the average net assets of Institutional Class of shares. See Note 3. This expense limitation arrangement cannot be terminated prior to January 31, 2026 without the Board of Trustees’ consent. See Note 3.

[5]	Annualized.
The accompanying notes are an integral part of these financial statements.

6

Ramirez Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)
Note 1 – Organization
The Ramirez Government Money Market Fund (the “Fund”) is diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ramirez Asset Management, Inc. (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was December 18, 2023.
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. As a government money market fund, the Fund is required by Rule 2a-7 to invest at least 99.5% of total assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by U.S. Government securities or cash.
The Fund currently offers a Retail Class and an Institutional Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The Fund’s investments are valued using amortized cost method permitted by Rule 2a-7 of the Investment Company Act. Any discount or premium is recognized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7, the fair value of securities held in the Fund is determined using amortized cost, which is compared to prices provided by independent pricing providers.

Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

7

Ramirez Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2025:

Description	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations
U.S. Government Agency Issues	$—	$30,000,000	$—	$30,000,000
U.S. Government Agency Repurchase Agreements	—	202,000,000	—	202,000,000
U.S. Treasury Debt	—	66,401,733	—	66,401,733
Total U.S. Government & Agency Obligations	—	298,401,733	—	298,401,733
Total Investments	$—	$298,401,733	$—	$298,401,733

*	See the Schedules of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Interest income, including amortization, and expense are recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method.

(C)
Distributions to shareholders – Distributions of net investment income, if any, are declared daily and distributed monthly. Net realized gains from investment transactions, if any, will be declared and distributed to shareholders annually. Distributions to shareholders of the Fund is recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Repurchase Agreements – The Fund may enter into repurchase agreement transactions with counterparties whom the Fund’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. The Fund had invested in repurchase agreements at March 31, 2025 as detailed in the Schedule of Investments. The value of related collateral exceeded the value of the repurchase agreement.

8

Ramirez Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
(E)
Cash and Cash Equivalents – Cash and cash equivalents include cash on hand and demand deposits. The Fund sweeps uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

(F)
Federal Income Taxes – The Fund is a separate taxable entity and has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(G)
Indemnification – The Fund entered into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund did not have prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund Under the terms of this agreement, the Fund pays an investment management fee based on the Fund’s average daily net assets at the annual rate of 0 0.20%.
The Advisor has contractually agreed to waive a portion or all of its management fees and pay the Fund’s expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest expense relating to short sales, dividend expense, borrowing costs, extraordinary expenses, and brokers’ commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities) to ensure that the total annual fund operating expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of the Fund, listed below.

Retail Class	Institutional Class
0.42%	0.17%

Prior to July 24, 2024, the Fund had similar agreement to limit the operating expenses as follows:

Effective date	Retail Class	Institutional Class
December 18, 2023	0.60%	0.35%
January 9, 2024	0.47%	0.22%

The Advisor is permitted to recapture amounts waived and/or reimbursed to a class, over a rolling three year period, if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

9

Ramirez Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
As of March 31, 2025, the amounts waived by the Advisor and the eligible recapture period is as follows:

September 30, 2027	$404,007
March 31, 2028	291,299

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2025, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agent fees:

Administration and fund accounting	$88,316
Compliance	5,258
Custody	11,786
Transfer agent*	27,817

*	Statement of operations includes combined service fees paid to intermediaries as detailed in Note 5.
At March 31, 2025, the Fund had payables for administration and fund accounting, compliance, custody and transfer agent fees in the following amounts:

Administration and fund accounting	$86,160
Compliance	4,414
Custody	2,604
Transfer agent*	27,401

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of Assets and Liabilities.
The Independent Trustees in total were paid $6,626 for their services and reimbursement of travel during the period ended March 31, 2025. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
Expenses of the Trust are allocated among the funds in the Trust equally or by other equitable means.
Note 4 – Federal Income Tax Information
At September 30, 2024, the components of accumulated earnings for income tax purposes were as follows:

Cost of Investments	$316,077,469
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation) on Investments	—
Undistributed ordinary income	1,141,248
Undistributed long-term capital gains	—
Distributable Earnings	1,141,248
Other Accumulated Loss	(1,130,024)
Total Accumulated Gain	$11,224

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10

Ramirez Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
At September 30, 2024, the Fund did not have capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
The tax character of distributions paid during the period ended September 30, 2024 was as follows:

Distributions Paid From:
Ordinary Income	$6,946,895	$9,350,380
Total Distributions Paid	$6,946,895	$9,350,380

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2024, the Fund did not have late-year or post-October losses.
Note 5 – Distribution Plan and Service Fees
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of their Retail Class. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Retail Class shares. For the period ended March 31, 2025, distribution fees incurred by the Fund is disclosed on the Statements of Operations.
The Fund pays intermediaries such as banks, broker dealers, financial advisors or other financial institutions for shareholders services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. For the period ended March 31, 2025, class specific expenses were as follows:

Retail Class	Institutional Class
$557	$18,488

Under this shareholder servicing plan and agreement, the following amounts were paid to U.S. Bank, N.A. for the period ended March 31, 2025:

Retail Class	Institutional Class
$ —	$13,973

Note 6 – Line of Credit
The Fund had access to a $75 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended March 31, 2025, the Fund did not draw on this line of credit.
Note 7 – Control Ownership
As of March 31, 2025, J.P. Morgan Chase held approximately 62% of the outstanding shares of the Fund.
NOTE 8 – NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each

11

Ramirez Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Fund.
Note 9 – Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. On April 8, 2025, the Board of Trustees of the Trust, upon a recommendation from the Advisor, approved the liquidation of the Fund. According to an orderly plan of liquidation, the Fund was liquidated on April 29, 2025.
Note 10 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
(A)
Market risk – Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.

(B)
Interest risk – An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. Generally, the longer the maturity and duration of a bond, the more sensitive the bond is to interest rate risk. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations.

(C)
U.S. Government Securities risk – U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation).

U.S. government securities may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. government agencies or U.S. government sponsored entities may not be backed by the full faith and credit of the U.S. government. U.S. government securities may be adversely affected by a default by, or decline in, the credit quality of the U.S. government. U.S. Treasury securities, including Treasury bills, Treasury notes, Treasury bonds, Treasury inflation-protected securities, and floating rate notes are backed by the full faith and credit of the U.S. government.

12

Ramirez Funds
Additional Information
March 31, 2025 (Unaudited)
Form N-MFP
Each month, information about the Money Market Fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also posted on www.ramirezam.com as of each month-end. Please see the Fund’s current prospectus for more information.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-472-3102 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/9/25

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/6/25